Note 21 - Finance Costs - Schedule of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Stand-by and transaction fees	$ 2,364	$ 5,320
Interest on Credit Facility	55	3,613
Accretion expense on the provision for reclamation	1,626	2,252
Interest expense on lease liabilities	715	921
Other financing fees	2	1,712
Total finance costs	$ 4,762	$ 13,818